INCOME TAXES - Roll Forward of Deferred Tax Asset (Liabilities) Presented in Consolidated Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	$ 57,115	$ 27,809
Recognized in profit or loss	(1,632)	21,101
Recognized directly in equity	(17,839)	10,860
Acquisitions/disposals	(979)	(313)
Additions from acquisitions	(1,382)	(2,342)
Closing Balance	35,283	57,115
Foreign exchange loss, deferred tax asset	2,983	421
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	30,788	19,466
Recognized in profit or loss	20	462
Recognized directly in equity	(17,760)	10,860
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	13,048	30,788
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	24,621	10,370
Recognized in profit or loss	3,205	13,085
Recognized directly in equity	(79)	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	1,166
Closing Balance	27,747	24,621
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	18,613	10,247
Recognized in profit or loss	(1,290)	8,366
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	17,323	18,613
Property, equipment and intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(20,512)	(18,275)
Recognized in profit or loss	(3,170)	1,271
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	(747)	(3,508)
Closing Balance	(24,429)	(20,512)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(3,681)	(2,799)
Recognized in profit or loss	(2,419)	(882)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	(6,100)	(3,681)
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	1,604	727
Recognized in profit or loss	333	877
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	1,937	1,604
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	356	992
Recognized in profit or loss	(114)	(636)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	242	356
Inflation adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	2,357	3,080
Recognized in profit or loss	(1,636)	(723)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	721	2,357
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(1,404)	(1,122)
Recognized in profit or loss	(1,585)	(282)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	0	0
Closing Balance	(2,989)	(1,404)
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	1,506	2,160
Recognized in profit or loss	1,277	(654)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from acquisitions	(635)	0
Closing Balance	2,148	1,506
Subtotal
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	54,248	24,846
Recognized in profit or loss	(5,379)	20,884
Recognized directly in equity	(17,839)	10,860
Acquisitions/disposals	0	0
Additions from acquisitions	(1,382)	(2,342)
Closing Balance	29,648	54,248
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	2,867	2,963
Recognized in profit or loss	3,747	217
Recognized directly in equity	0	0
Acquisitions/disposals	(979)	(313)
Additions from acquisitions	0	0
Closing Balance	$ 5,635	$ 2,867